COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non‑cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2020:

US$
For the years ending:
2021	306,311
2022	240,530
2023	129,555
Total	676,396

Payments under operating leases are expensed on a straight‑line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the years ended December 31, 2019 and 2020, total rental related expenses for all operating leases amounted to US$175,812 and US$177,453, respectively.

Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.